Revenue, operating profit and segment analysis - Summary of analysis by business segment expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	£ 218	£ 132	£ 394
Capital expenditure additions	484	477	439
Amortisation of acquired intangible assets	258	280	296
Total depreciation and other amortisation	525	514	491
Risk
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets		79	155
Capital expenditure additions	148	139	122
Amortisation of acquired intangible assets	184	194	204
Total depreciation and other amortisation	99	92	94
Scientific, technical & medical
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	8	3	206
Capital expenditure additions	104	108	103
Amortisation of acquired intangible assets	44	59	60
Total depreciation and other amortisation	125	136	119
Legal
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	145	42	33
Capital expenditure additions	203	193	186
Amortisation of acquired intangible assets	15	11	12
Total depreciation and other amortisation	256	247	229
Exhibitions
Disclosure of operating segments
Expenditure on acquired goodwill and intangible assets	65	8
Capital expenditure additions	29	37	28
Amortisation of acquired intangible assets	15	16	20
Total depreciation and other amortisation	£ 45	£ 39	£ 49